Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
Note 6 – Inventories
Inventories consisted of the following:

	June 30 2024	December 31 2023
Commercial aircraft programs	$74,544	$68,683
Long-term contracts in progress	370	686
Capitalized precontract costs(1)	941	946
Commercial spare parts, used aircraft, general stock materials and other	9,806	9,426

Total	$85,661	$79,741

(1)	Capitalized precontract costs at June 30, 2024 and December 31, 2023, included amounts related to T-7A Red Hawk Production Options, Commercial Crew, and KC-46A Tanker. See Note 10.
Commercial Aircraft Programs
At June 30, 2024 and December 31, 2023, commercial aircraft programs inventory included the following amounts related to the 737 program: deferred production costs of $7,638 and $6,011 and unamortized tooling and other non-recurring
costs of $880 and $792. At June 30, 2024, $8,480 of 737 deferred production costs, unamortized tooling and other non-recurring
costs are expected to be recovered from units included in the program accounting quantity that have firm orders, and $38 is expected to be recovered from units included in the program accounting quantity that represent expected future orders.
At June 30, 2024 and December 31, 2023, commercial aircraft programs inventory included the following amounts related to the 777X program: $6,072 and $4,638 of work in process (including deferred production costs of $2,612 and $1,792) and $4,218 and $4,063 of unamortized tooling and other non-recurring
costs. We expensed abnormal production costs of $262 during the six months ended June 30, 2023. In the fourth quarter of 2023, the 777X program resumed production, and as a result, there were no abnormal production costs during the six months ended June 30, 2024.
At June 30, 2024 and December 31, 2023, commercial aircraft programs inventory included the following amounts related to the 787 program: deferred production costs of $12,336 and $12,384, $1,563 and $1,764 of supplier advances, and $1,441 and $1,480 of unamortized tooling and other non-recurring
costs. At June 30, 2024, $11,618 of 787 deferred production costs, unamortized tooling and other non-recurring
costs are expected to be recovered from units included in the program accounting quantity that have firm orders, and $2,159 is expected to be recovered from units included in the program accounting quantity that represent expected future orders. We expensed abnormal production costs of $157 and $693 during the six months ended June 30, 2024 and 2023.
Commercial aircraft programs inventory included amounts credited in cash or other consideration (early issue sales consideration) to airline customers totaling $4,546 and $4,126 at June 30, 2024 and December 31, 2023.

Note 7 – Inventories
Inventories at December 31 consisted of the following:

	2023	2022
Commercial aircraft programs	$68,683	$67,702
Long-term contracts in progress	686	582
Capitalized precontract costs(1)	946	794
Commercial spare parts, used aircraft, general stock materials and other	9,426	9,073

Total	$79,741	$78,151

(1)	Capitalized precontract costs at December 31, 2023 and 2022 includes amounts related to KC-46A Tanker, Commercial Crew, and T-7A Red Hawk Production Options. See Note 13.
Commercial Aircraft Programs
At December 31, 2023 and 2022, commercial aircraft programs inventory included the following amounts related to the 737 program: deferred production costs of $6,011 and $2,955 and unamortized tooling and other non-recurring
costs of $792 and $626. At December 31, 2023, $6,767 of 737 deferred production costs, unamortized tooling and other non-recurring
costs are expected to be recovered from units included in the program accounting quantity that have firm orders, and $36 is expected to be recovered from units included in the program accounting quantity that represent expected future orders.
At December 31, 2023 and 2022, commercial aircraft programs inventory included the following amounts related to the 777X program: $4,638 and $4,059 of work in process, $1,792 and $1,330 of deferred production costs, and $4,063 and $3,774 of unamortized tooling and other non-recurring
costs. In April 2022, we decided to pause production of the
777X-9
during 2022 and 2023, which resulted in abnormal production costs of $513 and $325 during the years ended December 31, 2023 and 2022. In the fourth quarter of 2023, the 777X program resumed production.
At December 31, 2023 and 2022, commercial aircraft programs inventory included the following amounts related to the 787 program: deferred production costs of $12,384 and $12,689, $1,764 and $1,831 of supplier advances, and $1,480 and $1,722 of unamortized tooling and other non-recurring
costs. At December 31, 2023, $12,384 of 787 deferred production costs, unamortized tooling and other non-recurring
costs are expected to be recovered from units included in the program accounting quantity that have firm orders, and $1,480 is expected to be recovered from units included in the program accounting quantity that represent expected future orders. We produced at abnormally low production rates resulting in abnormal production costs that were expensed as incurred from the third quarter of 2021 through the third quarter of 2023. We expensed abnormal production costs of $1,014, $1,240, and $468 during the years ended December 31, 2023, 2022 and 2021. The remaining abnormal costs associated with rework are not expected to be significant.
Commercial aircraft programs inventory included amounts credited in cash or other consideration (early issue sales consideration) to airline customers totaling $4,126 and $3,586 at December 31, 2023 and 2022.